RECEIVED
JUL 2 2 2005
1086

05060395

SEC 1972 (6-02) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

SEC MAIL RECEIVED PROCESSING
JUL 2 2 2005
WASH. D.C. 213 SECTION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

1003987

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

PROCESSED
JUL 26 2005
THOMSON FINANCIAL

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [X] ULOE

Type of Filing: [ ] New Filing [X] Amendment [X] Final Filing

---

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Reliance Bancshares, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

11781 Manchester Road, Des Peres, Missouri 63131 (314) 965-5300

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

Same

Brief Description of Business – Issuer is a Missouri Corporation organized as a bank holding company which owns and operates commercial banks in Missouri and Illinois.

Type of Business Organization

[x] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Month Year

Actual or Estimated Date of Incorporation or Organization: [0] 7] [9] 8] [x] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [M] O]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Von Rohr, Jerry S..

Full Name (Last name first, if individual)

37 Fox Meadow, St. Louis, Missouri 63127

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [x] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Parker, Gary R.

Full Name (Last name first, if individual)

12030 Gailcrest Lane, St. Louis, Missouri 63131

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Koenemann, Barry D.

Full Name (Last name first, if individual)

12747 Olive street, Suite 101, St. Louis, Missouri 63141

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Lawder, Fortis M.

Full Name (Last name first, if individual)

3863 Holly Hills Blvd., St. Louis, Missouri 63116

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Demko, Richard M.

Full Name (Last name first, if individual)

16407 Wilson Creek Road, Chesterfield, Missouri 63005

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [x] Director [ ] General and/or Managing Partner

Casazzone, Ralph W.

Full Name (Last name first, if individual)

170 Round Hill Road, Greenwich, Connecticut 06831

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ]Executive Officer [x] Director [ ] General and/or Managing Partner

Moller, John J.

Full Name (Last name first, if individual)

30101 Agoura Court, Suite 200, Agoura Hills, California 91301

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $50,000

(Percentage of ownership or less for current investors or $50,000 for new investors)

3. Does the offering permit joint ownership of a single unit?... Yes [x] No [ ]

4. Enter the information requested for each person who has been or will be paid or given,

[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ˜ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$18,561,232	$ 18,561,232
[x] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify).	$	$
Total	$18,561,232	$ 18,561,232

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	206	$ 18,561,232
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$

Rule 504	______	$______
Total	______	$______

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ -0-
Printing and Engraving Costs	[x]	$ 4,000
Legal Fees	[x]	$ 25,000
Accounting Fees	[x]	$ 25,000
Engineering Fees	[ ]	$ -0-
Sales Commissions (specify finders' fees separately)	[ ]	$ -0-
Other Expenses (identify) Mailing and filing fees	[x]	$ 6,000
Total	[ ]	$ 60,000

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $18,501,232

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[] $________	[] $________
Purchase of real estate	[] $________	[] $________
Purchase, rental or leasing and installation of machinery and equipment	[] $________	[] $________
Construction or leasing of plant buildings and facilities	[] $________	[] $________
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[] $________	[] $________
Repayment of indebtedness	[] $________	[] $________
Working capital	[x] $18,501,232	[] $________
Other (specify):________________	[] $________	[] $________
________________	[] $________	[] $________
Column Totals	[x] $18,501,232	[] $________
Total Payments Listed (column totals added)	[x] $18,501,232	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Reliance Bancshares, Inc.	Fortis M. Lawder	07/13/05
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Fortis M. Lawder	Secretary	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? Yes [ ] No [x]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Reliance Bancshares, Inc.	Fortis M. Lawder	07/13/05
Name of Signer (Print or Type)	Title (Print or Type)	
Fortis M. Lawder	Secretary	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited	Amount	Number of Non-	Amount	Yes	No

				Accredited Investors		Accredited Investors			
AL									
AK									
AZ									
AR									
CA		X	$1,996,254	3	$1,996,254	0			X
CO									
CT		X	$350,000	1	$350,000				
DE									
DC									
FL		X	$475,490	9	$475,490	0			X
GA									
HI									
ID									
IL		X	$1,768,120	17	$1,768,120	0			X
IN		X	$204,000	1	$204,000	0			X
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO		X	$13,376,234	168	$13,376,234	0			X
MT									
NE									
NV									
NH									
NJ									
NM									
NY		X	$144,875	3	$144,875	0			X
NC									
ND									
OH									
OK									
OR									
PA									
RI		X	$50,014	1	$50,014	0			X
SC									
SD									

TN									
TX		X	$143,745	2	$143,745	0			X
UT									
VT									
VA									
WA									
WV									
WI		X	$52,500	1	$52,500	0			X
WY									
PR									

http://www.sec.gov/divisions/corpfin/forms/formd.htm
Last update: 06/06/2002